OPPENHEIMER EQUITY FUND

Supplement dated May 29, 2013 to the

Prospectus and Statement of Additional Information dated March 28, 2013

This supplement amends the Prospectus and Statement of Additional Information of Oppenheimer Equity Fund (the “Fund”) each dated March 28, 2013.

Effective May 31, 2013:

1. The section titled “Portfolio Managers,” on page 5 of the Prospectus, is deleted in its entirety and is replaced with the following:

Portfolio Managers. Michael Kotlarz has been a portfolio manager and Vice President of the Fund since June 2012. Laton Spahr, CFA, has been a portfolio manager and Vice President of the Fund since March 2013.

2.	The section titled “Portfolio Managers,” on page 9 of the Prospectus, is deleted in its entirety and is replaced with the following:

Portfolio Managers.  The Fund's portfolio is managed by Michael Kotlarz and Laton Spahr, CFA, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Kotlarz has been a portfolio manager and Vice President of the Fund since June 2012. Mr. Spahr has been a portfolio manager and Vice President of the Fund since March 2013.

Mr. Kotlarz joined the Sub-Adviser as Vice President and Senior Research Analyst in March 2008. Prior to joining the Sub-Adviser, he was a Managing Director of Equity Research at Ark Asset Management from March 2000 to March 2008. Mr. Kotlarz is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

Mr. Spahr has been a Senior Vice President of the Sub-Adviser since March 2013. Prior to joining the Sub-Adviser, he was a senior portfolio manager from 2003 to 2013 and an equity analyst from 2001 to 2002 for Columbia Management Investment Advisers, LLC. Mr. Spahr is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

3.	All references to Julie Van Cleave contained within the Statement of Additional Information are hereby removed.

May 29, 2013	PS0420.044